Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Summary of Current and Non-Current Borrowings

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Current
Unsecured bank loans	1,851,800	2,000,020	288,903
Secured bank loans	20,000	—	—
	1,871,800	2,000,020	288,903

Non-current
Unsecured bank loans	638,000	20,000	2,889

Summary of Terms and Conditions of Outstanding Loans and Borrowings

Terms and conditions of outstanding loans and borrowings are as follows:

	Weighted average interest rate	Maturity	31.12.2024
	%		RMB’000
Secured bank loans:
- Renminbi fixed rate loans	0.6	2025	20,000

Unsecured bank loans:
- Renminbi fixed rate loans	2.1	2025	1,591,800
- Renminbi floating rate loans	2.7	2025-2026	898,000
			2,489,800

	Weighted average interest rate	Maturity	31.12.2025	31.12.2025
	%		RMB’000	US$’000
Unsecured bank loans:
- Renminbi fixed rate loans	2.0	2026	1,500,070	216,685
- Renminbi floating rate loans	2.3	2026-2027	519,950	75,107
			2,020,020	291,792